Pension and Other Post-retirement Benefit Plans (Table 5) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Recognized prior service cost (credit)	$ 26,100	$ (696)	[1]	$ (6,095)	[1]	$ 1,671
Recognized actuarial loss		1,195	[1]	(1,594)	[1]	(3,399)
Change in transition obligation		0		0		(238)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		15,500	[2]	14,000	[2]	17,000
Interest cost		39,100	[2]	40,400	[2]	36,600
Expected return on plan assets		(44,600)		(41,000)		(41,900)
Recognized prior service cost (credit)		300		300		1,000
Recognized actuarial loss		18,700		16,800		28,700
Change in transition obligation		0		0		0
Net periodic benefit cost		29,000		30,500		41,400
Amount allocated to construction projects		(4,600)		(4,300)		(5,700)
Amount deferred as regulatory asset (liability)-net		7,100		7,000		(3,700)
Amount charged (credited) to expense		31,500		33,200		32,000
Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		7,100		7,600		9,600
Interest cost		14,700		18,700		18,800
Expected return on plan assets		(20,800)		(19,300)		(18,300)
Recognized prior service cost (credit)		(15,300)		(9,600)		(3,900)
Recognized actuarial loss		4,400		5,000		9,200
Change in transition obligation		0		0		1,100
Net periodic benefit cost		(9,900)		2,400		16,500
Amount allocated to construction projects		1,900		(400)		(2,800)
Amount deferred as regulatory asset (liability)-net		(200)		(2,300)		2,400
Amount charged (credited) to expense		$ (8,200)		$ (300)		$ 16,100

[1]	(b) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.
[2]	(a)The DB SERP and DB Restoration, included in pension benefits in the table above, have no assets.